Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 02, 2017
Schedule of Quantification of Outstanding Mexican Peso Forward Contracts

The following table quantifies the outstanding Mexican peso forward contracts as of July 2, 2017 (thousands of dollars, except average forward contractual exchange rates):

	Effective Dates	Notional Amount	Average Forward Contractual Exchange Rate	Fair Value
Buy MXP/Sell USD	July 15, 2017 - June 15, 2018	$12,000	20.37	$1,121

Fair Market Value of All Outstanding Peso Forward Contracts

The fair market value of all outstanding Mexican peso forward contracts in the accompanying Consolidated Balance Sheets was as follows (thousands of dollars):

	July 2, 2017	July 3, 2016
Not designated as hedging instruments:
Other current assets:
Mexican peso forward contracts	$1,121	$—
Other long-term assets:
Mexican peso forward contracts	$—	$107
Other current liabilities:
Mexican peso forward contracts	$—	$996

Pre-Tax Effects of the Peso Forward Contracts

The pre-tax effects of the Mexican peso forward contracts on the accompanying Consolidated Statements of Income and Comprehensive Income consisted of the following (thousands of dollars):

	Other Income, net
	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Not Designated as Hedging Instruments:
Realized loss	$1,650	$1,196	$—
Unrealized loss	$—	$889	$—
Unrealized gain	$2,010	$—	$—

Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of July 2, 2017 and July 3, 2016 (thousands of dollars)

	July 2, 2017				July 3, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust assets:
Stock index funds:
Small cap	$382	$—	$—	$382	$356	$—	$—	$356
Mid cap	391	—	—	391	357	—	—	357
Large cap	519	—	—	519	498	—	—	498
International	541	—	—	541	389	—	—	389
Fixed income funds	763	—	—	763	700	—	—	700
Cash and cash equivalents	—	3	—	3	—	3	—	3
Mexican peso forward contracts	—	1,121	—	1,121	—	107	—	107
Total assets at fair value	$2,596	$1,124	$—	$3,720	$2,300	$110	$—	$2,410

Liabilities:
Mexico peso forward contracts	$—	$—	$—	$—	$—	$996	$—	$996

Changes in the Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows (thousands of dollars)

	Balance, Beginning of Year	Provision for Doubtful Accounts	Net Write-Offs	Balance, End of Year
Year ended July 2, 2017	$500	$—	$—	$500
Year ended July 3, 2016	$500	$—	$—	$500
Year ended June 28, 2015	$500	$—	$—	$500

Inventories

Inventories consisted of the following (thousands of dollars):

	July 2, 2017	July 3, 2016
Finished products	$9,976	$10,137
Work in process	9,328	8,291
Purchased materials	20,682	23,055
	39,986	41,483
Excess and obsolete reserve	(4,510)	(2,800)
Inventories, net	$35,476	$38,683

Activity Related to the Excess and Obsolete Inventory Reserve

The activity related to the excess and obsolete inventory reserve was as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year ended July 2, 2017	$2,800	$2,718	$1,008	$4,510
Year ended July 3, 2016	$2,300	$844	$344	$2,800
Year ended June 28, 2015	$2,150	$655	$505	$2,300

Schedule Of Activity Related To Repair And Maintenance Supply Parts Reserve

The activity related to the repair and maintenance supply parts reserve was as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year ended July 2, 2017	$700	$438	$238	$900
Year ended July 3, 2016	$620	$366	$286	$700
Year ended June 28, 2015	$585	$348	$313	$620

Intangible Assets Carrying Value and Accumulated Amortization

The carrying value and accumulated amortization for these assets were as follows (thousands of dollars)

	July 2, 2017	July 3, 2016
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(849)	(750)
	$41	$140

Property, Plant and Equipment, Useful Lives of Assets

Property, plant and equipment are stated at cost. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	15 to 35 years
Machinery and equipment	3 to 15 years

Property, Plant and Equipment

Property, plant and equipment consisted of the following (thousands of dollars):

	July 2, 2017	July 3, 2016
Land and improvements	$4,732	$4,686
Buildings and improvements	36,046	29,361
Machinery and equipment	210,741	182,812
	251,519	216,859
Less: accumulated depreciation	(139,928)	(131,710)
	$111,591	$85,149

Schedule of Depreciation Expenses	Depreciation expense was as follows for the periods indicated (thousands of dollars):
Depreciation Expense
2017	$11,319
2016	$10,022
2015	$8,716

Inventory Purchase from Major Suppliers

Supplier Concentrations: The following inventory purchases were made from major suppliers during each fiscal year noted

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2017	39%	7
2016	36%	6
2015	27%	5

Summary of Other Income Net

The impact of these items for the periods presented was as follows (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Foreign currency transaction gain	$1,128	$2,559	$3,075
Rabbi Trust gain (loss)	296	(41)	96
Unrealized gain (loss) on Mexican peso forward contracts	2,010	(889)	—
Realized loss on Mexican peso forward contracts	(1,650)	(1,196)	—
Other	523	235	310
	$2,307	$668	$3,481

Changes In Balance Sheet Amounts Under Self Insured Plans

Changes in the balance sheet amounts for self-insured plans were as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended July 2, 2017	$420	$5,796	$5,796	$420
Year ended July 3, 2016	$420	$5,032	$5,032	$420
Year ended June 28, 2015	$420	$4,756	$4,756	$420

Changes in Warranty Reserve

Changes in the warranty reserve were as follows (thousands of dollars):

	Balance, Beginning of Year	(Recoveries) Provision Charged to Expense	Payments	Balance, End of Year
Year ended July 2, 2017	$9,228	$(843)	$2,835	$5,550
Year ended July 3, 2016	$11,835	$583	$3,190	$9,228
Year ended June 28, 2015	$3,462	$8,975	$602	$11,835

Accumulated Other Comprehensive Loss

Accumulated Other Comprehensive Loss: Accumulated other comprehensive loss was comprised of the following (thousands of dollars):

	July 2, 2017	July 3, 2016	June 28, 2015
Unrecognized pension and postretirement benefit liabilities, net of tax	$18,750	$24,518	$18,638
Foreign currency translation, net of tax	14,138	13,155	8,221
	$32,888	$37,673	$26,859

Summary of Changes in Accumulated Other Comprehensive Loss

The following tables summarize the changes in accumulated other comprehensive loss (“AOCL”) for the years ended July 2, 2017 and July 3, 2016 (thousands of dollars):

	Year Ended July 2, 2017
	Foreign Currency Translation Adjustments	Retirement and Postretirement Plans	Total
Balance July 3, 2016	$13,155	$24,518	$37,673
Other comprehensive loss before reclassifications	534	(6,142)	(5,608)
Income Tax	(108)	2,272	2,164
Net other comprehensive loss before reclassifications	426	(3,870)	(3,444)
Reclassifications:
Prior service credits (A)	—	753	753
Actuarial gains (A)	—	(3,766)	(3,766)
Total reclassifications before tax	—	(3,013)	(3,013)
Income Tax	—	1,115	1,115
Net reclassifications	—	(1,898)	(1,898)
Other comprehensive loss (income)	426	(5,768)	(5,342)
Other comprehensive income attributable
to non-controlling interest	(557)	—	(557)
Balance July 2, 2017	$14,138	$18,750	$32,888

	Year Ended July 3, 2016
	Foreign Currency Translation Adjustments	Retirement and Postretirement Plans	Total
Balance June 28, 2015	$8,221	$18,638	$26,859
Other comprehensive loss before reclassifications	5,248	11,640	16,888
Income Tax	—	(4,307)	(4,307)
Net other comprehensive loss before reclassifications	5,248	7,333	12,581
Reclassifications:
Prior service credits (A)	—	753	753
Actuarial gains (A)	—	(3,059)	(3,059)
Total reclassifications before tax	—	(2,306)	(2,306)
Income Tax	—	853	853
Net reclassifications	—	(1,453)	(1,453)
Other comprehensive loss	5,248	5,880	11,128
Other comprehensive loss attributable to non-controlling interest	314	—	314
Balance July 3, 2016	$13,155	$24,518	$37,673
(A)

Amounts reclassified are included in the computation of net periodic benefit cost, which is included in Cost of Goods Sold and Engineering, Selling and Administrative expenses in the accompanying Consolidated Statements of Income and Comprehensive Income. See the Note Retirement Plans and Postretirement Costs in these notes to financial statements.

Schedule of Unrecognized Compensation Cost

Unrecognized compensation cost as of July 2, 2017 related to stock options and restricted stock granted under the plan was as follows (thousands of dollars):

	Compensation Cost	Weighted Average Period over which Cost is to be Recognized (in years)
Stock options granted	$14	0.1
Restricted stock granted	$1,461	1.0

Cash Received from Stock Option Exercises and Related Income Tax Benefit

Cash received from stock option exercises and the related income tax benefit were as follows (thousands of dollars):

Fiscal Year	Cash Received from Stock Option Exercises	Income Tax Benefit
2017	$136	$25
2016	$364	$196
2015	$474	$458

Intrinsic Value of Stock Options Exercised and Fair Value Of Stock Options Vested

The intrinsic value of stock options exercised and the fair value of options vested were as follows (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Intrinsic value of options exercised	$115	$529	$1,375
Fair value of stock options vested	$566	$331	$382

Grant Date Fair Values and Assumptions Used to Determine Compensation Expense

The grant date fair values and assumptions used to determine compensation expense recorded in the accompanying financial statements were as follows:

Options Granted During	2015

Weighted average grant date fair value:
Options issued at grant date market value	n/a
Options issued above grant date market value	$34.93
Assumptions:
Risk free interest rates	1.90%
Expected volatility	57.83%
Expected dividend yield	0.62%
Expected term (in years)	6.0

Range of Options Outstanding

The range of options outstanding as of July 2, 2017 was as follows

	Number of Options Outstanding/ Exercisable	Weighted Average Exercise Price Outstanding/ Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$18.49	42,214/42,214	$15.36/$15.36	2.2
$26.53-$38.71	87,284/87,284	$30.72/$30.72	5.2
$79.73	9,010/-	$79.73/-	7.1
		$29.23/$25.71

MEXICO
Property, Plant and Equipment

The gross and net book value of property, plant and equipment located outside of the United States, primarily in Mexico, were as follows (thousands of dollars):

	July 2, 2017	July 3, 2016
Gross book value	$130,166	$97,537
Net book value	$69,652	$43,954